DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Europe Hedged Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.6%
Austria - 0.3%
Erste Group Bank AG	17,616	$631,865
OMV AG	7,551	358,813
Raiffeisen Bank International AG	7,415	121,967
Verbund AG	3,604	436,426
voestalpine AG	5,727	189,046

(Cost $1,789,782)		1,738,117

Belgium - 1.3%
Ageas SA/NV	9,054	436,324
Anheuser-Busch InBev SA/NV	44,345	2,741,663
Elia Group SA/NV	1,751	252,482
Etablissements Franz Colruyt NV	2,746	109,857
Groupe Bruxelles Lambert SA	5,797	604,100
KBC Group NV	12,729	920,855
Proximus SADP	8,844	176,114
Sofina SA	800	311,438
Solvay SA	3,877	433,491
UCB SA	6,344	694,961
Umicore SA	10,086	414,925

(Cost $9,077,264)		7,096,210

Chile - 0.1%
Antofagasta PLC
(Cost $307,826)	19,717	402,310

Denmark - 3.9%
A.P. Moller - Maersk A/S, Class A	160	480,024
A.P. Moller - Maersk A/S, Class B	296	938,025
Ambu A/S, Class B (a)	8,399	155,495
Carlsberg A/S, Class B	5,208	763,338
Chr Hansen Holding A/S	5,305	387,578
Coloplast A/S, Class B	6,140	924,008
Danske Bank A/S	35,654	605,790
Demant A/S*	5,449	229,937
DSV A/S	10,386	1,921,246
Genmab A/S*	3,414	1,147,779
GN Store Nord AS	6,301	332,957
Novo Nordisk A/S, Class B	85,754	8,818,454
Novozymes A/S, Class B	10,468	686,819
Orsted AS, 144A	9,759	1,267,066
Pandora A/S	5,307	548,542
ROCKWOOL International A/S, Class B	440	151,310
Tryg A/S	18,316	415,859
Vestas Wind Systems A/S	51,761	1,697,274

(Cost $17,095,066)		21,471,501

Finland - 1.8%
Elisa OYJ	7,472	415,129
Fortum OYJ	22,653	478,530
Kesko OYJ, Class B	13,832	408,511
Kone OYJ, Class B	17,503	1,027,970
Neste OYJ (a)	21,907	864,135
Nokia OYJ*	274,224	1,487,404
Nordea Bank Abp	165,133	1,842,375
Orion OYJ, Class B	5,322	250,567
Sampo OYJ, Class A	25,451	1,208,825
Stora Enso OYJ, Class R	29,036	558,997
UPM-Kymmene OYJ	27,646	960,941
Wartsila OYJ Abp (a)	23,967	270,611

(Cost $10,523,505)		9,773,995

France - 16.6%
Accor SA*	8,622	295,726
Aeroports de Paris*(a)	1,593	226,841
Air Liquide SA	24,169	4,029,696
Airbus SE*	30,034	3,869,330
Alstom SA	16,065	412,495
Amundi SA, 144A	3,398	237,745
Arkema SA	3,208	427,680
AXA SA	98,755	2,687,948
BioMerieux	2,175	239,287
BNP Paribas SA	57,436	3,381,651
Bollore SA	43,616	221,928
Bouygues SA	12,012	431,260
Bureau Veritas SA	15,533	446,904
Capgemini SE	8,184	1,727,900
Carrefour SA	31,475	631,715
Cie de Saint-Gobain	25,807	1,618,975
Cie Generale des Etablissements Michelin SCA	8,567	1,191,113
CNP Assurances	8,373	204,382
Covivio REIT	2,872	236,494
Credit Agricole SA	63,947	822,119
Danone SA	33,284	2,026,833
Dassault Aviation SA	1,235	185,971
Dassault Systemes SE	33,902	1,653,169
Edenred	12,670	580,893
Eiffage SA	4,146	424,520
Electricite de France SA	23,821	217,147
Engie SA	93,575	1,497,013
EssilorLuxottica SA	14,620	2,569,061
Eurazeo SE	1,921	149,159
Faurecia SE	5,843	223,077
Gecina SA REIT	2,248	286,085
Getlink SE	23,750	389,859
Hermes International	1,622	2,258,786
Ipsen SA	1,878	219,520
Kering SA	3,821	2,729,526
Klepierre SA REIT*	10,739	308,975
La Francaise des Jeux SAEM, 144A	4,795	199,410
Legrand SA	13,482	1,282,198
L’Oreal SA	12,791	5,091,379
LVMH Moet Hennessy Louis Vuitton SE	14,162	10,478,649
Orange SA	102,588	1,243,900
Orpea SA	2,528	104,991

Pernod Ricard SA	10,661	2,338,732
Publicis Groupe SA	11,928	797,642
Remy Cointreau SA	1,187	229,851
Renault SA*	9,435	301,925
Safran SA	17,403	2,238,155
Sanofi	58,064	6,085,297
Sartorius Stedim Biotech	1,456	560,614
Schneider Electric SE	27,560	4,319,434
SEB SA	1,388	203,408
Societe Generale SA	41,743	1,200,064
Sodexo SA	4,529	381,368
Teleperformance	2,978	1,108,242
Thales SA	5,559	641,379
TotalEnergies SE (a)	127,843	6,535,053
Ubisoft Entertainment SA*	5,117	277,405
Unibail-Rodamco-Westfield REIT*	6,399	487,031
Valeo	11,767	261,038
Veolia Environnement SA	32,912	1,151,730
Vinci SA	27,382	2,901,960
Vivendi SE	38,706	490,844
Wendel SE	1,382	141,088
Worldline SA, 144A*	11,990	617,137

(Cost $87,451,475)		90,730,707

Germany - 11.8%
adidas AG	9,673	2,299,863
Allianz SE	20,861	4,755,269
BASF SE	46,730	3,104,465
Bayer AG	50,047	2,890,495
Bayerische Motoren Werke AG	17,005	1,650,428
Bechtle AG	3,937	203,281
Beiersdorf AG	5,108	517,867
Brenntag SE	7,897	663,026
Carl Zeiss Meditec AG	2,060	325,332
Commerzbank AG*	51,797	437,555
Continental AG*	5,471	471,119
Covestro AG, 144A	9,867	522,302
Daimler Truck Holding AG*	21,357	650,867
Delivery Hero SE, 144A*	8,564	459,090
Deutsche Bank AG*(b)	105,490	1,331,841
Deutsche Boerse AG	9,732	1,666,264
Deutsche Lufthansa AG*	29,265	225,559
Deutsche Post AG	50,278	2,545,860
Deutsche Telekom AG	165,591	2,976,273
E.ON SE	115,472	1,568,954
Evonik Industries AG	10,520	317,182
Fresenius Medical Care AG & Co. KGaA	10,772	692,317
Fresenius SE & Co. KGaA	21,680	760,012
GEA Group AG	7,830	343,011
Hannover Rueck SE	3,111	574,857
HeidelbergCement AG	7,777	506,979
HelloFresh SE*	8,787	481,587
Henkel AG & Co. KGaA	5,309	408,356
Infineon Technologies AG	66,167	2,280,964
KION Group AG	3,712	300,336
Knorr-Bremse AG	3,548	314,278
LANXESS AG	4,109	200,783
LEG Immobilien SE	3,583	463,211
Mercedes-Benz Group AG	43,664	3,435,402
Merck KGaA	6,602	1,314,313
MTU Aero Engines AG	2,737	663,488
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,138	1,978,061
Nemetschek SE	2,905	258,755
Puma SE	5,570	511,995
Rational AG	277	204,366
RWE AG	32,609	1,516,993
SAP SE	53,212	6,045,154
Scout24 SE, 144A	4,352	254,719
Siemens AG	38,963	5,533,430
Siemens Energy AG	20,470	491,861
Siemens Healthineers AG, 144A	14,643	943,734
Symrise AG	6,640	792,903
Telefonica Deutschland Holding AG	51,216	140,406
Uniper SE	5,174	165,338
United Internet AG	5,333	181,542
Volkswagen AG	1,668	439,882
Vonovia SE	37,523	1,998,452
Zalando SE, 144A*	11,529	770,184

(Cost $74,422,523)		64,550,561

Ireland - 1.5%
AerCap Holdings NV*	6,876	374,261
CRH PLC	39,630	1,804,512
DCC PLC	4,924	387,085
Experian PLC	46,903	1,845,455
Flutter Entertainment PLC*	8,518	1,224,892
Kerry Group PLC, Class A	8,184	974,524
Kingspan Group PLC	7,808	760,260
Smurfit Kappa Group PLC	12,948	647,355

(Cost $7,467,589)		8,018,344

Italy - 3.1%
Amplifon SpA	6,771	291,912
Assicurazioni Generali SpA (a)	56,540	1,124,002
Atlantia SpA*	26,526	488,071
Davide Campari-Milano NV	25,623	280,058
DiaSorin SpA	1,252	187,619
Enel SpA	414,087	3,063,884
Eni SpA	128,862	1,998,538
Ferrari NV	6,434	1,390,522
FinecoBank Banca Fineco SpA	30,569	511,562
Infrastrutture Wireless Italiane SpA, 144A	16,209	165,605
Intesa Sanpaolo SpA	846,738	2,177,461
Mediobanca Banca di Credito Finanziario SpA	30,672	320,730
Moncler SpA	10,333	627,723

Nexi SpA, 144A*	26,659	366,768
Poste Italiane SpA, 144A	28,326	326,340
Prysmian SpA	12,572	416,124
Recordati Industria Chimica e Farmaceutica SpA	5,429	266,379
Snam SpA	101,204	563,403
Telecom Italia SpA	503,704	213,430
Terna-Rete Elettrica Nazionale	69,512	572,238
UniCredit SpA	108,791	1,389,130

(Cost $18,266,761)		16,741,499

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $276,811)	8,520	238,078

Luxembourg - 0.4%
ArcelorMittal SA	32,654	1,014,372
Aroundtown SA	48,914	303,292
Eurofins Scientific SE	6,680	678,140
Tenaris SA	23,194	300,112

(Cost $2,123,014)		2,295,916

Netherlands - 7.3%
ABN AMRO Bank NV, 144A	20,683	275,089
Adyen NV, 144A*	1,011	2,113,454
Aegon NV	94,413	467,375
Akzo Nobel NV	9,467	902,265
Argenx SE*	2,349	674,521
ASM International NV	2,370	765,852
ASML Holding NV	21,069	14,148,188
Euronext NV, 144A	4,569	414,194
EXOR NV	5,525	420,015
Heineken Holding NV	5,961	486,244
Heineken NV	13,148	1,332,400
IMCD NV	2,814	456,557
ING Groep NV	199,124	2,343,866
JDE Peet’s NV	5,085	166,913
Just Eat Takeaway.com NV, 144A*	9,080	368,754
Koninklijke Ahold Delhaize NV	53,432	1,646,345
Koninklijke DSM NV	8,962	1,681,138
Koninklijke KPN NV	178,551	610,611
Koninklijke Philips NV	46,972	1,597,928
NN Group NV	14,082	675,473
Prosus NV*	47,548	2,954,618
QIAGEN NV*	11,288	567,019
Randstad NV	6,359	432,793
Stellantis NV	104,045	1,909,732
Universal Music Group NV	37,217	848,362
Wolters Kluwer NV	13,415	1,366,076

(Cost $35,532,263)		39,625,782

Norway - 1.1%
Adevinta ASA*	12,554	134,514
Aker BP ASA	6,270	194,519
DNB Bank ASA	47,367	1,059,012
Equinor ASA	50,582	1,597,649
Gjensidige Forsikring ASA	9,862	243,759
Mowi ASA	22,773	584,837
Norsk Hydro ASA	70,007	663,557
Orkla ASA	39,807	372,702
Schibsted ASA, Class A	4,510	129,532
Schibsted ASA, Class B (c)	4,878	126,269
Telenor ASA	34,604	512,046
Yara International ASA	8,287	421,128

(Cost $5,414,973)		6,039,524

Poland - 0.0%
InPost SA*
(Cost $180,802)	9,649	59,699

Portugal - 0.2%
EDP-Energias de Portugal SA	141,920	694,434
Galp Energia SGPS SA	27,634	305,446
Jeronimo Martins SGPS SA	14,256	310,500

(Cost $1,335,793)		1,310,380

Spain - 3.6%
ACS Actividades de Construccion y Servicios SA (a)	12,332	301,711
Aena SME SA, 144A*	3,818	626,301
Amadeus IT Group SA*	22,946	1,542,149
Banco Bilbao Vizcaya Argentaria SA	339,723	2,015,038
Banco Santander SA	882,872	2,954,418
CaixaBank SA	225,835	744,460
Cellnex Telecom SA, 144A*	25,628	1,167,807
EDP Renovaveis SA	15,522	378,016
Enagas SA	12,066	256,036
Endesa SA	15,523	342,273
Ferrovial SA	24,774	678,335
Grifols SA	16,088	306,928
Iberdrola SA	297,396	3,394,575
Industria de Diseno Textil SA	55,588	1,470,942
Naturgy Energy Group SA	9,627	259,386
Red Electrica Corp. SA (a)	22,052	440,737
Repsol SA	74,850	975,719
Siemens Gamesa Renewable Energy SA*	12,446	289,289
Telefonica SA	266,633	1,278,363

(Cost $26,056,717)		19,422,483

Sweden - 4.9%
Alfa Laval AB	16,744	547,990
Assa Abloy AB, Class B	51,143	1,358,464
Atlas Copco AB, Class A	34,352	1,793,007
Atlas Copco AB, Class B	19,551	893,115
Boliden AB	13,809	617,401
Electrolux AB, Class B (a)	11,145	200,906
Embracer Group AB*	28,316	245,130
Epiroc AB, Class A	33,649	636,060
Epiroc AB, Class B	18,896	307,414
EQT AB	14,860	503,431
Essity AB, Class B	30,812	795,986
Evolution AB, 144A	8,704	1,011,530

Fastighets AB Balder, Class B*	5,645	353,522
Getinge AB, Class B	12,223	478,228
H & M Hennes & Mauritz AB, Class B (a)	36,981	626,465
Hexagon AB, Class B	101,148	1,374,852
Husqvarna AB, Class B	20,650	249,510
Industrivarden AB, Class A	7,167	199,147
Industrivarden AB, Class C	7,853	214,644
Investment AB Latour, Class B	7,417	206,955
Investor AB, Class A	25,228	562,241
Investor AB, Class B	92,581	1,897,138
Kinnevik AB, Class B*	13,009	333,872
L E Lundbergforetagen AB, Class B	3,750	182,430
Lifco AB, Class B	11,444	261,932
Lundin Energy AB	10,417	384,583
Nibe Industrier AB, Class B	74,795	670,554
Sagax AB, Class B	7,920	217,395
Sandvik AB	57,573	1,257,566
Securitas AB, Class B	15,875	192,652
Sinch AB, 144A*	25,188	215,818
Skandinaviska Enskilda Banken AB, Class A	83,622	968,453
Skanska AB, Class B	17,815	405,307
SKF AB, Class B	19,199	356,327
Svenska Cellulosa AB SCA, Class B	31,088	510,358
Svenska Handelsbanken AB, Class A	72,946	699,260
Swedbank AB, Class A	46,791	758,366
Swedish Match AB	79,471	581,760
Tele2 AB, Class B	24,736	328,389
Telefonaktiebolaget LM Ericsson, Class B	148,955	1,382,278
Telia Co. AB	132,364	493,492
Volvo AB, Class A	9,667	189,520
Volvo AB, Class B	73,275	1,421,692

(Cost $27,735,496)		26,885,140

Switzerland - 16.4%
ABB Ltd.	83,658	2,841,508
Adecco Group AG	7,895	374,821
Alcon, Inc.	25,461	1,973,359
Bachem Holding AG	322	191,704
Baloise Holding AG	2,319	389,661
Barry Callebaut AG	182	420,718
Chocoladefabriken Lindt & Spruengli AG	6	677,134
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	50	532,930
Cie Financiere Richemont SA, Class A	26,661	3,636,780
Clariant AG*	11,746	212,417
Coca-Cola HBC AG*	10,387	265,307
Credit Suisse Group AG	135,194	1,143,348
EMS-Chemie Holding AG	341	337,802
Geberit AG	1,828	1,198,734
Givaudan SA	472	1,981,978
Glencore PLC*	508,508	3,016,187
Holcim Ltd.*	26,915	1,352,647
Julius Baer Group Ltd.	11,157	654,505
Kuehne + Nagel International AG	2,829	775,500
Logitech International SA	9,040	679,158
Lonza Group AG	3,803	2,643,149
Nestle SA	143,536	18,746,856
Novartis AG	111,721	9,787,008
Partners Group Holding AG	1,159	1,575,285
Roche Holding AG	1,635	685,306
Roche Holding AG	35,933	13,707,513
Schindler Holding AG	989	223,229
Schindler Holding AG Participation Certificates	2,069	477,149
SGS SA	306	879,195
Sika AG	7,213	2,406,693
Sonova Holding AG	2,745	1,068,548
STMicroelectronics NV	34,925	1,485,718
Straumann Holding AG	536	853,006
Swatch Group AG - Bearer	1,471	457,292
Swatch Group AG - Registered	2,528	151,057
Swiss Life Holding AG	1,617	988,079
Swiss Prime Site AG	3,841	377,566
Swiss Re AG	15,394	1,474,104
Swisscom AG	1,295	777,480
Temenos AG	3,439	347,312
UBS Group AG	179,362	3,302,287
VAT Group AG, 144A	1,409	535,269
Vifor Pharma AG	2,472	434,372
Zurich Insurance Group AG	7,697	3,538,388

(Cost $76,956,686)		89,578,059

United Kingdom - 22.3%
3i Group PLC	50,630	907,074
abrdn PLC	115,707	320,842
Admiral Group PLC	10,126	404,397
Anglo American PLC	65,347	3,351,357
Ashtead Group PLC	22,778	1,489,944
Associated British Foods PLC	17,950	462,335
AstraZeneca PLC	79,020	9,603,026
Auto Trader Group PLC, 144A	50,581	449,875
AVEVA Group PLC	5,856	195,610
Aviva PLC	193,512	1,089,786
BAE Systems PLC	164,280	1,585,867
Barclays PLC	863,706	2,118,961
Barratt Developments PLC	53,878	441,615
Berkeley Group Holdings PLC	5,680	296,864
BP PLC	1,008,358	4,917,787
British American Tobacco PLC	111,250	4,867,525
British Land Co. PLC REIT	45,656	324,367
BT Group PLC (a)	456,094	1,139,571
Bunzl PLC	17,378	692,151
Burberry Group PLC	21,111	549,416
CNH Industrial NV	53,209	765,147
Coca-Cola Europacific Partners PLC	10,276	526,234
Compass Group PLC	90,565	2,058,091

Croda International PLC	7,009	703,689
Diageo PLC	118,826	5,937,841
Entain PLC*	30,841	696,725
Ferguson PLC	11,305	1,731,160
GlaxoSmithKline PLC	256,817	5,324,214
Halma PLC	19,265	623,099
Hargreaves Lansdown PLC	19,327	294,144
HSBC Holdings PLC	1,039,010	7,172,661
Imperial Brands PLC	48,462	1,065,543
Informa PLC*	75,801	604,428
InterContinental Hotels Group PLC*	9,294	652,819
Intertek Group PLC	8,002	577,955
J Sainsbury PLC	92,256	341,210
JD Sports Fashion PLC	129,169	261,653
Johnson Matthey PLC	9,940	251,089
Kingfisher PLC	105,424	433,047
Land Securities Group PLC REIT	37,553	400,097
Legal & General Group PLC	306,202	1,138,655
Lloyds Banking Group PLC	3,621,580	2,353,142
London Stock Exchange Group PLC	16,754	1,477,539
M&G PLC	126,779	350,012
Melrose Industries PLC	234,107	465,586
Mondi PLC	24,016	506,298
National Grid PLC	184,740	2,802,448
NatWest Group PLC	289,440	891,888
Next PLC	6,690	615,840
Ocado Group PLC*	24,409	449,584
Pearson PLC	39,245	341,154
Persimmon PLC	15,981	517,311
Phoenix Group Holdings PLC	35,681	296,100
Prudential PLC	140,222	2,137,846
Reckitt Benckiser Group PLC	36,398	3,086,413
RELX PLC	98,375	3,010,238
Rentokil Initial PLC	94,092	640,968
Rio Tinto PLC	57,279	4,449,793
Rolls-Royce Holdings PLC*	415,993	577,587
Sage Group PLC	53,262	502,158
Schroders PLC	6,806	279,751
Segro PLC REIT	60,756	1,060,777
Severn Trent PLC	12,956	499,863
Shell PLC	392,822	10,391,865
Smith & Nephew PLC	43,774	785,124
Smiths Group PLC	19,922	408,631
Spirax-Sarco Engineering PLC	3,858	618,214
SSE PLC	53,481	1,222,890
St James’s Place PLC	27,462	517,053
Standard Chartered PLC	132,478	946,888
Taylor Wimpey PLC	194,168	391,366
Tesco PLC	394,446	1,533,211
Unilever PLC	131,148	6,591,408
United Utilities Group PLC	34,348	495,107
Vodafone Group PLC	1,393,646	2,457,372
Whitbread PLC*	10,709	420,066
WPP PLC	59,925	850,118

(Cost $131,319,743)		121,709,480

TOTAL COMMON STOCKS (Cost $533,334,089)		527,687,785

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	2,813	229,932
FUCHS PETROLUB SE	3,511	139,753
Henkel AG & Co. KGaA	9,127	724,952
Porsche Automobil Holding SE	7,746	789,312
Sartorius AG	1,318	582,552
Volkswagen AG	9,455	1,887,477

(Cost $4,832,660)		4,353,978

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	48,882	43,173

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $1,184,723)	1,184,723	1,184,723

CASH EQUIVALENTS - 1.8%
DWS ESG Liquidity Fund “Capital Shares”, 0.13% (d)	640,752	640,432
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)	9,117,329	9,117,329

TOTAL CASH EQUIVALENTS (Cost $9,758,081)		9,757,761

TOTAL INVESTMENTS - 99.4% (Cost $549,109,553)		$543,027,420
Other assets and liabilities, net - 0.6%		3,091,342

NET ASSETS - 100.0%		$546,118,762

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (b)
1,491,094	299,509	(233,808)		15,551	(240,505)	—	—	105,490	1,331,841
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
14,135,967	—	(12,951,244	) (f)	—	—	401	—	1,184,723	1,184,723
CASH EQUIVALENTS — 1.8%
DWS ESG Liquidity Fund “Capital Shares”, 0.13% (d)
640,273	415	—		—	(256)	410	—	640,752	640,432
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
1,333,863	222,089,023	(214,305,557)		—	—	3,201	—	9,117,329	9,117,329

17,601,197	222,388,947	(227,490,609)		15,551	(240,761)	4,012	—	11,048,294	12,274,325

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $11,087,076, which is 2.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,908,602.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2022 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$86,210,700	16.2%
Health Care	79,615,702	15.0
Industrials	78,019,002	14.7
Consumer Staples	69,511,158	13.0
Consumer Discretionary	57,995,515	10.9
Materials	40,907,883	7.7
Information Technology	40,597,071	7.6
Energy	28,824,220	5.4
Utilities	23,536,970	4.4
Communication Services	20,049,451	3.8
Real Estate	6,817,264	1.3

Total	$532,084,936	100.0%

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
AMSTERDAM Index Futures	EUR	8	$1,344,049	$1,308,400	3/18/2022	$(35,649)
CAC40 10 EURO Futures	EUR	33	2,538,667	2,462,434	3/18/2022	(76,233)
DAX Index Futures	EUR	5	2,183,227	2,031,145	3/18/2022	(152,082)
FTSE 100 Index Futures	GBP	35	3,416,167	3,490,685	3/18/2022	74,518
FTSE/MIB Index Futures	EUR	4	599,771	569,976	3/18/2022	(29,795)
IBEX 35 Index Futures	EUR	6	580,076	570,849	3/18/2022	(9,227)
OMXS30 Index Futures	SEK	50	1,176,068	1,126,064	3/18/2022	(50,004)
SWISS MKT IX Futures	CHF	13	1,790,295	1,682,870	3/18/2022	(107,425)

Total net unrealized depreciation						$(385,897)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

As of February 28, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	3/3/2022	CHF	28,635,800	USD	30,777,780	$—	$(451,275)
JP Morgan & Chase Co.	3/3/2022	CHF	29,826,122	USD	32,057,518	—	(469,654)
RBC Capital Markets	3/3/2022	CHF	29,229,917	USD	31,417,350	—	(459,624)
Goldman Sachs & Co.	3/3/2022	DKK	55,321,600	USD	8,339,353	—	(2,120)
JP Morgan & Chase Co.	3/3/2022	DKK	54,719,242	USD	8,248,552	—	(2,096)
RBC Capital Markets	3/3/2022	DKK	52,667,000	USD	7,939,669	—	(1,539)
Goldman Sachs & Co.	3/3/2022	EUR	88,010,800	USD	98,713,353	17,686	—
JP Morgan & Chase Co.	3/3/2022	EUR	89,292,023	USD	100,151,005	18,569	—
RBC Capital Markets	3/3/2022	EUR	90,307,073	USD	101,291,574	20,857	—
Goldman Sachs & Co.	3/3/2022	GBP	34,548,054	USD	46,343,105	—	(4,556)
Goldman Sachs & Co.	3/3/2022	GBP	33,333,620	USD	44,712,685	—	(5,763)
JP Morgan & Chase Co.	3/3/2022	GBP	874,000	USD	1,172,348	—	(160)
JP Morgan & Chase Co.	3/3/2022	GBP	31,302,650	USD	41,988,467	—	(5,349)
Goldman Sachs & Co.	3/3/2022	NOK	15,514,000	USD	1,739,091	—	(20,664)
JP Morgan & Chase Co.	3/3/2022	NOK	3,783,000	USD	424,056	—	(5,051)
JP Morgan & Chase Co.	3/3/2022	NOK	16,948,391	USD	1,899,842	—	(22,618)
RBC Capital Markets	3/3/2022	NOK	18,440,700	USD	2,067,100	—	(24,632)
Goldman Sachs & Co.	3/3/2022	SEK	107,267,850	USD	11,494,133	168,533	—
JP Morgan & Chase Co.	3/3/2022	SEK	113,357,136	USD	12,146,947	178,425	—
RBC Capital Markets	3/3/2022	SEK	107,568,300	USD	11,526,698	169,375	—
Goldman Sachs & Co.	3/3/2022	USD	4,065,123	CHF	3,733,600	6,591	—
Goldman Sachs & Co.	3/3/2022	USD	27,144,321	CHF	24,902,200	13,019	—
JP Morgan & Chase Co.	3/3/2022	USD	4,898,288	CHF	4,557,000	71,393	—
JP Morgan & Chase Co.	3/3/2022	USD	27,542,778	CHF	25,269,122	14,712	—
RBC Capital Markets	3/3/2022	USD	31,861,172	CHF	29,229,917	15,803	—
Goldman Sachs & Co.	3/3/2022	USD	7,371,201	DKK	48,813,200	—	(11,075)
Goldman Sachs & Co.	3/3/2022	USD	989,645	DKK	6,508,400	—	(8,298)
JP Morgan & Chase Co.	3/3/2022	USD	5,576,589	DKK	36,931,242	—	(8,042)
JP Morgan & Chase Co.	3/3/2022	USD	2,681,737	DKK	17,788,000	364	—
RBC Capital Markets	3/3/2022	USD	7,953,037	DKK	52,667,000	—	(11,829)
Goldman Sachs & Co.	3/3/2022	USD	13,202,707	EUR	11,672,800	—	(112,782)
Goldman Sachs & Co.	3/3/2022	USD	85,745,132	EUR	76,338,000	—	(139,390)
JP Morgan & Chase Co.	3/3/2022	USD	8,632,449	EUR	7,696,000	—	(2,124)
JP Morgan & Chase Co.	3/3/2022	USD	91,648,653	EUR	81,596,023	—	(146,543)
RBC Capital Markets	3/3/2022	USD	101,436,517	EUR	90,307,073	—	(165,800)
Goldman Sachs & Co.	3/3/2022	USD	6,096,916	GBP	4,493,600	—	(68,564)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	3/3/2022	USD	40,325,864	GBP	30,054,454	$—	$(6,555)
JP Morgan & Chase Co.	3/3/2022	USD	43,173,020	GBP	32,176,650	—	(6,696)
RBC Capital Markets	3/3/2022	USD	44,726,051	GBP	33,333,620	—	(7,604)
Goldman Sachs & Co.	3/3/2022	USD	1,484,944	NOK	13,058,000	—	(3,772)
Goldman Sachs & Co.	3/3/2022	USD	279,011	NOK	2,456,000	—	(426)
JP Morgan & Chase Co.	3/3/2022	USD	2,357,541	NOK	20,731,391	—	(5,976)
RBC Capital Markets	3/3/2022	USD	2,097,047	NOK	18,440,700	—	(5,315)
Goldman Sachs & Co.	3/3/2022	USD	1,491,567	SEK	13,710,500	—	(43,979)
Goldman Sachs & Co.	3/3/2022	USD	9,912,836	SEK	93,557,350	—	(34,824)
JP Morgan & Chase Co.	3/3/2022	USD	2,454,770	SEK	22,907,000	—	(36,193)
JP Morgan & Chase Co.	3/3/2022	USD	9,583,410	SEK	90,450,136	—	(33,464)
RBC Capital Markets	3/3/2022	USD	11,397,513	SEK	107,568,300	—	(40,190)
Goldman Sachs & Co.	4/5/2022	CHF	24,902,200	USD	27,183,434	—	(16,763)
JP Morgan & Chase Co.	4/5/2022	CHF	25,269,122	USD	27,582,162	—	(18,816)
RBC Capital Markets	4/5/2022	CHF	29,229,917	USD	31,905,339	—	(21,940)
Goldman Sachs & Co.	4/5/2022	DKK	48,813,200	USD	7,380,005	9,482	—
JP Morgan & Chase Co.	4/5/2022	DKK	36,931,242	USD	5,583,207	6,794	—
JP Morgan & Chase Co.	4/5/2022	DKK	2,134,000	USD	322,635	412	—
RBC Capital Markets	4/5/2022	DKK	52,667,000	USD	7,962,536	10,110	—
Goldman Sachs & Co.	4/5/2022	EUR	76,338,000	USD	85,852,005	124,327	—
JP Morgan & Chase Co.	4/5/2022	EUR	81,596,023	USD	91,762,072	129,627	—
RBC Capital Markets	4/5/2022	EUR	90,307,073	USD	101,562,044	147,078	—
Goldman Sachs & Co.	4/5/2022	GBP	30,054,454	USD	40,335,031	5,537	—
Goldman Sachs & Co.	4/5/2022	GBP	479,000	USD	642,871	110	—
JP Morgan & Chase Co.	4/5/2022	GBP	32,176,650	USD	43,182,834	5,607	—
RBC Capital Markets	4/5/2022	GBP	33,333,620	USD	44,735,885	6,141	—
Goldman Sachs & Co.	4/5/2022	NOK	13,058,000	USD	1,484,496	3,722	—
Goldman Sachs & Co.	4/5/2022	NOK	779,000	USD	88,556	218	—
JP Morgan & Chase Co.	4/5/2022	NOK	20,731,391	USD	2,356,831	5,896	—
RBC Capital Markets	4/5/2022	NOK	18,440,700	USD	2,096,416	5,245	—
Goldman Sachs & Co.	4/5/2022	SEK	93,557,350	USD	9,921,025	33,583	—
JP Morgan & Chase Co.	4/5/2022	SEK	90,450,136	USD	9,591,326	32,265	—
RBC Capital Markets	4/5/2022	SEK	107,568,300	USD	11,406,928	38,764	—
RBC Capital Markets	4/5/2022	USD	925,761	CHF	848,000	493	—
RBC Capital Markets	4/5/2022	USD	10,369,596	EUR	9,219,000	—	(16,646)
RBC Capital Markets	4/5/2022	USD	1,784,637	SEK	16,827,000	—	(6,306)

Total unrealized appreciation (depreciation)						$1,260,738	$(2,455,013)

(h) The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2022.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$527,561,516	$—	$126,269	$527,687,785
Preferred Stocks	4,353,978	—	—	4,353,978
Warrants	43,173	—	—	43,173
Short-Term Investments (i)	10,942,484	—	—	10,942,484
Derivatives (j)
Forward Foreign Currency Contracts	—	1,260,738	—	1,260,738
Futures Contracts	74,518	—	—	74,518

TOTAL	$542,975,669	$1,260,738	$126,269	$544,362,676

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(2,455,013)	$—	$(2,455,013)
Futures Contracts	(460,415)	—	—	(460,415)

TOTAL	$(460,415)	$(2,455,013)	$—	$(2,915,428)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2021, the amount of transfers from Level 1 to Level 3 was $211,874. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.